Supplement Dated May 1, 2006 to Prospectus Dated May 1, 2004 for
The Best of America Exclusive Annuity
Issued by Nationwide Life and Annuity Insurance Company through its Nationwide VA Separate Account-B

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective May 1, 2006, the manager(s) of the J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio has closed the fund to new assets. Consequently, effective May 1, 2006, the sub-account associated with the J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio is no longer available to receive transfers or new purchase payments.

Additionally, effective May 1, 2006, the following underlying mutual funds changed their name, investment adviser/sub-adviser, and/or investment objective:

1. Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class III changed to:

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in the prospectus).

2. Gartmore Variable Insurance Trust - Dreyfus GVIT Mid Cap Index Fund: Class I changed to:

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

3. Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares changed to:

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in “growth type” companies.